Expense Example - UltraShort Mid-Cap ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	857	1,558	3,423	281	1,151	2,034	4,302